UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment []; Amendment Number:
This Amendment (Check only one.):  [] is a restatement.
                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Black River Asset Management LLC
Address: 12700 Whitewater Drive
         Minnetonka, MN 55343

13F File Number: 28-11266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas C. Wagner
Title:  Authorized Signatory
Phone:  952-984-3652


Signature, Place, and Date of Signing:

   Thomas C. Wagner     Minnetonka, Minnesota    February 14, 2012


Report Type (Check only one.):

[x]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total: $139,878
                                        (thousands)

List of Other Included Managers: None

                           FORM 13F INFORMATION TABLE

                                TITLE              CUSIP       VALUE       SHARES/  SH/    PUT/   INVSTMT    OTHER  VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS           NUMBER     (x1000)      PRN AMT  PRN    CALL   DSCRETN  MANAGERS  SOLE  SHRD NONE
ADECOAGRO S A                   COM                L00849106      6531      789715   SH           Sole             789715
AK STL HLDG CORP                COM                001547108      2374      287400   SH           Sole             287400
ANADARKO PETE CORP              COM                032511107      3778       49500   SH           Sole              49500
COMMERCIAL METALS CO            COM                201723103      2431      175800   SH           Sole             175800
DEMANDTEC INC                   COM NEW            24802R506     28156     2137869   SH           Sole            2137869
FMC TECHNOLOGIES INC            COM                30249U101      2000       38300   SH           Sole              38300
GENCO SHIPPING & TRADING LTD    PUT                Y2685T107      1099      162500   SH   PUT     Sole             162500
GENCO SHIPPING & TRADING LTD    SHS                Y2685T107       561       83000   SH           Sole              83000
HALLIBURTON CO                  CALL               406216101      6902      200000   SH   CALL    Sole             200000
HALLIBURTON CO                  COM                406216101      3610      104600   SH           Sole             104600
INSTEEL INDUSTRIES INC          COM                45774W108      1296      117900   SH           Sole             117900
ISHARES TR                      CALL               464287184      4950      136000   SH   CALL    Sole             136000
METALICO INC                    COM                591176102       403      122400   SH           Sole             122400
MOBILE TELESYSTEMS OJSC         SPONSORED ADR      607409109      1079       75000   SH           Sole              75000
NEWFIELD EXPL CO                COM                651290108      1528       40500   SH           Sole              40500
NOBLE ENERGY INC                COM                655044105      2322       24600   SH           Sole              24600
NUCOR CORP                      COM                670346105      1187       30000   SH           Sole              30000
OLYMPIC STEEL INC               COM                68162K106       292       12500   SH           Sole              12500
OVERSEAS SHIPHOLDING GROUP I    PUT                690368105       273       25000   SH   PUT     Sole              25000
OVERSEAS SHIPHOLDING GROUP I    COM                690368105       190       17400   SH           Sole              17400
PILGRIMS PRIDE CORP NEW         COM                72147K108      3526      612200   SH           Sole             612200
PIONEER NAT RES CO              COM                723787107      1834       20500   SH           Sole              20500
RELIANCE STEEL & ALUMINUM CO    COM                759509102      1242       25500   SH           Sole              25500
SANDERSON FARMS INC             COM                800013104      3750       74800   SH           Sole              74800
SCHLUMBERGER LTD                COM                806857108      4830       70700   SH           Sole              70700
SEABOARD CORP                   COM                811543107      1722         846   SH           Sole                846
SMITHFIELD FOODS INC            CALL               832248108      3635      149700   SH   CALL    Sole             149700
SMITHFIELD FOODS INC            COM                832248108      1229       50600   SH           Sole              50600
SPDR SERIES TRUST               CALL               78464A755      3919       80000   SH   CALL    Sole              80000
STEEL DYNAMICS INC              COM                858119100      1770      134600   SH           Sole             134600
TYSON FOODS INC                 CALL               902494103      1600       77500   SH   CALL    Sole              77500
TYSON FOODS INC                 CALL               902494103      4954      240000   SH   CALL    Sole             240000
TYSON FOODS INC                 CALL               902494103     15480      750000   SH   CALL    Sole             750000
TYSON FOODS INC                 CALL               902494103      1032       50000   SH   CALL    Sole              50000
TYSON FOODS INC                 CL A               902494103      1168       56600   SH           Sole              56600
UNITED STATES STL CORP NEW      COM                912909108      8322      314500   SH           Sole             314500
UNITED STATES STL CORP NEW      CALL               912909108      6972      263500   SH   CALL    Sole             263500
WALTER ENERGY INC               COM                93317Q105      1932       31900   SH           Sole              31900
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